Intangible Assets Intangible Assets - Schedule of Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	$ 46,000,000
Balance at end of year	37,000,000	$ 46,000,000
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	45,000,000
Balance at end of year	36,000,000	45,000,000
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	181,000,000	161,000,000
Acquisitions of goodwill	23,000,000	0
Translation	(12,000,000)	20,000,000
Balance at end of year	192,000,000	181,000,000
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(136,000,000)	(104,000,000)
Impairment	27,000,000	19,000,000
Translation	(7,000,000)	13,000,000
Balance at end of year	(156,000,000)	(136,000,000)
Bambanani | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	17,000,000
Balance at end of year	16,000,000	17,000,000
Moab Khotsong | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	0
Balance at end of year	20,000,000	0
Tshepong | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	25,000,000
Balance at end of year	0	25,000,000
Tshepong | Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	23,600,000	19,400,000
Joel | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	3,000,000
Balance at end of year	0	3,000,000
Joel | Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	$ 3,000,000	$ 0